33. Non-current assets held for sale and discontinued operations (Details) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
NonCurrentAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Total non-current assets classified as held for sale	R$ 109	R$ 223
Properties / lands held for sale [member]
NonCurrentAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Total non-current assets classified as held for sale	78	171
Real estate developments held for sale - exito [member]
NonCurrentAssetsHeldForSaleAndDiscontinuedOperationsLineItems [Line Items]
Total non-current assets classified as held for sale	R$ 31	R$ 52